Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Adjustment to minimum pension liability, tax	$ 636	$ 327	$ 909
Unrealized gain on available-for-sale security, tax	$ 36